Organization and principal activities	12 Months Ended
Mar. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and principal activities

1. Organization and principal activities

Ruhnn Holding Limited (“ruhnn”) was incorporated in the Cayman Islands on May 11, 2018. ruhnn, its subsidiaries, its consolidated variable interest entity (“VIE”) and subsidiaries of the VIE ("collectively referred to as the "Company") principally operate key opinion leader (“KOL”) cultivation and incubation platforms and generates revenue mainly through online sales of consumer products to followers of the KOLs and service provision of various KOL sales and advertising services to third-party merchants and brands through their various social media spaces. KOLs are individuals who have the power to engage and impact people within a specific community or field, such as fashion, culture, entertainment, gaming, etc. and have the ability to impact the purchasing decision of its followers.

The Company’s significant subsidiaries, VIE and subsidiaries of the VIE are as follows:

	Date of establishment	Place of incorporation/ establishment	Percentage of legal/beneficial ownership
Significant subsidiary:
Hangzhou Yihan Information Technology Co., Ltd. (“Yihan Technology”)	September 17, 2018	PRC	100%

VIE
Hangzhou Hanyi E-commerce Co. Ltd. ("Hanyi E-Commerce")	March 24, 2016	PRC	100%

Significant subsidiaries of VIE
Hangzhou Ruhan Supply Chain Management Co. Ltd.	April 25, 2016	PRC	100%
Hangzhou Dayi E-commerce Co. Ltd. ("Hangzhou Dayi")	April 27, 2016	PRC	100%
Shanghai Ruhnn E-commerce Co., Ltd. ("Shanghai Ruhnn")*	August 1, 2016	PRC	100%
Ruhnn Culture Communication Co., Ltd. ("Ruhnn Culture")	April 25, 2016	PRC	100%
Hangzhou Sijiu E-commerce Co., Ltd.	April 27, 2016	PRC	100%
Hangzhou Xinhan Supply Chain Management Co., Ltd. ("Xinhan")	November 23, 2018	PRC	65%
Haining Yishang Apparel Co., Ltd. ("Yishang")	September 12, 2018	PRC	100%
Hangzhou Ruhnn E-commerce Co. Ltd.	December 27, 2018	PRC	100%

* Shanghai Ruhnn is renamed from Shanghai Yitong E-commerce Co., Ltd on August 23, 2019.

History of the Company and Equity Restructuring

The Company’s history began in March 2016 with the commencement of operations in Hangzhou Hanyi E-Commerce Co., Ltd. (“Hanyi E-Commerce”), and its subsidiaries. Hanyi E-Commerce was established by Hangzhou Ruhnn Holdings Co., Ltd. (“Hangzhou Ruhnn”) which was owned by three individuals (“Founding Shareholders”) and several institutional investors.

Starting May 2018, the Founding Shareholders and all of the institutional investors undertook a series of equity transitions to re-domicile the Company’s business from the People’s Republic of China (“PRC”) to the Cayman Islands (“Equity Restructuring”). The main purpose of the Equity Restructuring was to establish a Cayman holding company for its existing business in the PRC for the preparation of its overseas initial public offering (“IPO”). The Equity Restructuring was executed in the following steps:

1. On May 11, 2018, Ruhnn Holding Limited was incorporated in the Cayman Islands as the listing vehicle for the Company’s IPO. As of the incorporation date, the total authorized share capital was 100 ordinary shares with a par value of US$0.01 and the total number of issued and outstanding shares was 100.

2. On October 4, 2018, the Founding Shareholders and the institutional investors subscribed for 319,406,660 shares of ruhnn for a subscription amount of RMB558,996. Upon the issuance of ordinary shares, the equity structure of ruhnn was substantially identical to that of Hangzhou Ruhnn.

3. As part of the Equity Restructuring, in order to facilitate the payments of the subscription receivable of RMB558,996 to ruhnn as noted in step 2, Hangzhou Ruhnn agreed to return its capital to the institutional investors in the amount of their original investments in Hangzhou Ruhnn while these investors agreed to pay U.S. dollar equivalent of such amounts to ruhnn as subscription price for the ordinary shares issued to them. As of March 31, 2019, Hanyi E-commerce had amounts due to Hangzhou Ruhnn of RMB559,869. Hanyi E-Commerce subsequently fully repaid in installments these amounts due to Hangzhou Ruhnn, Hangzhou Ruhnn used these funds to return its capital to the investors and the investors consequently paid the subscription price of shares of RMB558,996 to ruhn in full. The whole restructuring process was completed in July 2019, within three months after the IPO, in accordance to the restructuring agreements.

4. On October 4, 2018, Hangzhou Ruhnn transferred 1% of its equity interest in Hanyi E-Commerce to one of the Founding Shareholders and the remaining 99% equity interest to Hangzhou Xinghui Corporate Management Consulting Co., Ltd., an entity that was wholly owned by the same Founding Shareholder for the purposes of creating new nominee shareholders for the VIE arrangements. ruhnn is deemed a foreign legal person under PRC law and accordingly subsidiaries owned by ruhnn are not eligible to obtain necessary licenses and permits in the industries that are currently subject to foreign investment restrictions or prohibitions in the PRC. Due to these restrictions, ruhnn through its wholly owned subsidiary in the PRC, Hangzhou Yihan Information Technology Co., Ltd. (“Yihan Technology”), the WOFE, entered into a series of contractual arrangements, with Hanyi E-Commerce and its new nominee shareholders on October 4, 2018 to give ruhnn effective control over Hanyi E-Commerce and transfer all of the economic benefits to ruhnn. Pursuant to these VIE arrangements, Hanyi E-Commerce was established as a consolidated VIE of the Company.

Upon the completion of the Equity Restructuring, the shareholders’ rights and obligations remained the same, and ruhnn recognized the net assets of Hanyi E-Commerce on a historical cost basis with no change in basis in the accompanying combined and consolidated financial statements. The Company’s per share information including the basic and diluted loss per share have been presented retrospectively as of the beginning of the earliest period presented on the combined and consolidated financial statements.

On April 3, 2019, the Company completed its initial public offering of 10.0 million American Depositary Shares (“ADS”) on the Nasdaq Global Select Market (“Nasdaq”), representing 50.0 million of Class A ordinary shares, with a price of US$12.5 per ADS and total offering size of US$125.0 million (RMB838.9 million). The Company received net proceeds of approximately US$116.3 million (RMB 781.2 million), after deduction of underwriting discounts and commissions for the IPO.